T. ROWE PRICE FLOATING RATE ETF

February 29, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 86.1%
Aerospace & Defense 2.3%
Bleriot US Bidco, FRN, 3M TSFR + 4.00%, 9.610%, 10/31/28	164	165
Brown Group Holding, FRN, 3M TSFR + 3.00%, 8.390%, 7/2/29 (1)	103	103
Dynasty Acquisition, B-1, FRN, 1M TSFR + 4.00%, 9.330%, 8/24/28	787	788
Dynasty Acquisition, B-2, FRN, 1M TSFR + 4.00%, 9.330%, 8/24/28	337	338
KKR Apple Bidco, FRN, 1M TSFR + 2.75%, 8.200%, 9/22/28	35	35
KKR Apple Bidco, FRN, 1M TSFR + 3.50%, 8.830%, 9/22/28	189	189
Peraton, FRN, 1M TSFR + 3.75%, 9.180%, 2/1/28 (1)	252	252
Peraton, FRN, 3M TSFR + 7.75%, 13.220%, 2/1/29 (1)	69	69
TransDigm, FRN, 3M TSFR + 3.25%, 8.600%, 2/22/27	289	289
TransDigm, FRN, 3M TSFR + 3.25%, 8.600%, 8/24/28	349	349
TransDigm2023 Term Loan J, FRN, 3M TSFR + 3.25%, 8.600%, 2/14/31 (1)	430	432
		3,009
Airlines 2.4%
American Airlines, FRN, 3M TSFR + 4.75%, 10.330%, 4/20/28 (1)	1,470	1,497
Mileage Plus Holdings, FRN, 3M TSFR + 5.25%, 10.770%, 6/21/27	1,232	1,268
SkyMiles IP, FRN, 3M TSFR + 3.75%, 9.070%, 10/20/27	276	283
		3,048
Automotive 3.4%
Adient US, FRN, 1M TSFR + 2.75%, 8.070%, 1/31/31	115	115
Autokiniton US Holdings, FRN, 1M TSFR + 4.00%, 9.450%, 4/6/28 (1)	506	507
Belron Finance US, FRN, 3M TSFR + 2.25%, 7.660%, 4/18/29	214	214
Clarios Global, FRN, 1M TSFR + 3.00%, 8.330%, 5/6/30	254	254
DexKo Global, FRN, 3M TSFR + 3.75%, 9.360%, 10/4/28	75	74
Fastlane Parent Company, FRN, 1M TSFR + 4.50%, 9.830%, 9/29/28	115	114
Fleet U.S. Bidco, FRN, 3M TSFR + 3.25%, 1/23/31 (1)(2)	210	210
Mavis Tire Express Services, FRN, 1M TSFR + 3.75%, 9.070%, 5/4/28	930	930
Tenneco, FRN, 3M TSFR + 5.00%, 10.470%, 11/17/28	580	546
Wand NewCo 3, FRN, 1M TSFR + 3.75%, 9.070%, 1/30/31	1,433	1,435
		4,399
Broadcasting 2.4%
Clear Channel Outdoor Holdings, FRN, 3M TSFR + 3.50%, 9.070%, 8/21/26	556	553
CMG Media, FRN, 3M TSFR + 3.50%, 8.950%, 12/17/26	733	613
iHeartCommunications, FRN, 1M TSFR + 3.25%, 8.700%, 5/1/26	216	183
Neptune Bidco US, FRN, 3M TSFR + 5.00%, 10.420%, 4/11/29	1,065	976
Univision Communications, FRN, 1M TSFR + 3.25%, 8.700%, 3/15/26	582	581
Univision Communications, FRN, 3M TSFR + 4.25%, 9.600%, 6/24/29	233	233
		3,139
Building Products 0.4%
Chamberlain Group, FRN, 1M TSFR + 3.75%, 9.076%, 11/3/28 (1)	195	195
Solis IV B.V., FRN, 3M TSFR + 3.50%, 8.880%, 2/26/29	215	212

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Summit Materials, FRN, 3M TSFR + 2.50%, 7.830%, 1/12/29	60	60
		467
Cable Operators 1.6%
Altice Financing SA, FRN, 3M EURIBOR + 5.00%, 8.940%, 10/31/27 (EUR)	110	116
Altice Financing SA, FRN, 3M TSFR + 5.00%, 10.310%, 10/31/27 (1)	209	208
Altice France, FRN, 3M TSFR + 5.50%, 10.810%, 8/15/28	924	852
CSC Holdings, FRN, 1M USD LIBOR + 2.50%, 7.950%, 4/15/27 (1)	174	163
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.830%, 1/18/28 (1)	315	306
DirecTV Financing, FRN, 1M TSFR + 5.00%, 10.650%, 8/2/27	135	135
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.700%, 9/25/26	343	281
		2,061
Chemicals 2.0%
Aruba Investments, FRN, 1M TSFR + 4.00%, 9.430%, 11/24/27	263	261
Aruba Investments, FRN, 1M TSFR + 7.75%, 13.180%, 11/24/28 (1)	85	81
Avient, FRN, 3M TSFR + 2.50%, 7.890%, 8/29/29	131	131
Axalta Coating Systems U.S. Holdings, FRN, 3M TSFR + 2.50%, 7.850%, 12/20/29	251	251
Nouryon Finance B.V., FRN, 3M TSFR + 4.00%, 9.470%, 4/3/28	855	854
Starfruit Finco B.V, FRN, 1M TSFR + 4.00%, 9.450%, 4/3/28	114	114
W.R. Grace, FRN, 3M TSFR + 3.75%, 9.360%, 9/22/28 (1)	469	469
Windsor Holdings III, FRN, 1M TSFR + 4.50%, 9.850%, 8/1/30	385	385
		2,546
Consumer Products 0.4%
ABG Intermediate Holdings, FRN, 1M TSFR + 3.50%, 8.930%, 12/21/28 (1)	215	215
Life Time Fitness, FRN, 3M TSFR + 4.25%, 9.820%, 1/15/26	330	331
		546
Container 1.3%
Charter NEX US, FRN, 1M TSFR + 3.50%, 8.820%, 12/1/27	1,565	1,564
Proampac PG Borrower, FRN, 3M TSFR + 4.50%, 9.870%, 9/15/28	110	110
		1,674
Energy 2.3%
Brazos Delaware II, FRN, 1M TSFR + 3.75%, 9.080%, 2/11/30	231	230
CQP Holdco, FRN, 3M TSFR + 3.00%, 8.350%, 12/31/30	290	290
Epic Crude Services, FRN, 3M TSFR + 5.00%, 10.380%, 3/2/26	219	220
M6 ETX Holdings II Midco, FRN, 1M TSFR + 4.50%, 9.940%, 9/19/29	368	367
Medallion Midland Acquisition, FRN, 3M TSFR + 3.50%, 8.860%, 10/18/28	708	708
NGL Energy Partners, FRN, 1M TSFR + 4.50%, 9.820%, 2/2/31 (1)	394	395
NorthRiver Midstream Finance, FRN, 3M TSFR + 3.00%, 8.330%, 8/16/30	374	374
Prairie ECI Acquiror, FRN, 3M TSFR + 4.75%, 2/22/29 (1)	85	84
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 10.180%, 3/11/26 (1)	264	263
Whitewater Whistler Holdings, FRN, 3M TSFR + 2.75%, 8.130%, 2/15/30	83	83
		3,014
Entertainment 0.5%
Motion Finco, FRN, 3M TSFR + 3.50%, 9.110%, 11/12/29 (1)	708	705

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Entertainment & Leisure 4.3%
Cinemark USA, FRN, 3M TSFR + 3.75%, 9.100%, 5/24/30	173	173
Delta 2 (LUX), FRN, 3M TSFR + 2.25%, 7.600%, 1/15/30 (1)	1,130	1,128
PUG, FRN, 1M TSFR + 3.50%, 8.950%, 2/12/27 (1)	433	425
PUG, FRN, 1M TSFR + 4.25%, 9.700%, 2/12/27	518	516
SeaWorld Parks & Entertainment, FRN, 1M TSFR + 2.50%, 7.830%, 8/25/28	614	613
UFC Holdings, FRN, 3M TSFR + 2.75%, 8.340%, 4/29/26	2,103	2,104
Williams Morris Endeavor Entertainment, FRN, 1M TSFR + 2.75%, 8.200%, 5/18/25	502	501
		5,460
Financial 12.4%
Acrisure, FRN, 1M USD LIBOR + 3.50%, 9.150%, 2/15/27 (1)	255	254
Acrisure, FRN, 1M USD LIBOR + 3.75%, 9.400%, 2/15/27	108	108
Acrisure, FRN, 1M USD LIBOR + 4.25%, 9.900%, 2/15/27	566	566
Advisor Group, FRN, 8/16/28 (1)	200	200
Advisor Group, FRN, 1M TSFR + 4.50%, 9.830%, 8/17/28	154	154
Alliant Holdings Intermediate, FRN, 1M TSFR + 3.50%, 8.830%, 11/6/30	934	934
Apollo Commercial Real Estate Finance, FRN, 1M TSFR + 3.50%, 8.950%, 3/11/28 (2)	94	91
Aretec Group, FRN, 1M TSFR + 4.50%, 9.930%, 8/9/30 (1)	85	85
Armor Holding II, FRN, 6M TSFR + 4.50%, 9.930%, 12/11/28	134	134
Assured Partners, FRN, 1M TSFR + 3.50%, 8.830%, 2/12/27	346	347
Assured Partners, FRN, 1M TSFR + 3.50%, 8.950%, 2/12/27	606	606
AssuredPartners, FRN, 1M TSFR + 3.50%, 2/14/31 (1)	605	605
AssuredPartners, FRN, 1M TSFR + 3.75%, 9.080%, 2/12/27	990	990
Citadel Securities, FRN, 1M TSFR + 2.25%, 7.570%, 7/29/30	179	178
Citco Funding, FRN, 3M TSFR + 3.25%, 8.420%, 4/27/28	140	140
Citco Funding, FRN, 3M TSFR + 3.50%, 8.670%, 4/27/28 (1)	309	309
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 9.940%, 8/9/26 (2)	179	164
Edelman Financial Center, FRN, 1M TSFR + 3.50%, 8.950%, 4/7/28	393	392
Edelman Financial Center, FRN, 1M TSFR + 6.75%, 12.200%, 7/20/26	579	580
EIG Management Company, FRN, 1M TSFR + 3.75%, 9.180%, 2/22/25 (2)	105	104
Fiserv Investment Solutions, FRN, 3M TSFR + 4.00%, 9.330%, 2/18/27	155	147
Focus Financial Partners, FRN, 1M TSFR + 2.75%, 8.080%, 6/30/28	607	603
HighTower Holdings, FRN, 3M TSFR + 4.00%, 9.590%, 4/21/28 (1)	606	605
Hub International, FRN, 3M TSFR + 3.25%, 8.580%, 6/20/30	3,280	3,276
Jane Street Group, FRN, 1M TSFR + 2.50%, 7.940%, 1/26/28	507	506
Jones DesLauriers Insurance Management, FRN, 3M TSFR + 3.50%, 8.820%, 3/15/30 (1)	641	641
OneDigital Borrower, FRN, 1M TSFR + 4.25%, 9.676%, 11/16/27	180	180
Ryan Specialty Group, FRN, 1M TSFR + 2.75%, 8.080%, 9/1/27	85	85
Sedgwick Claims Management Services, FRN, 1M TSFR + 3.75%, 9.080%, 2/24/28	1,069	1,070
USI, FRN, 3M TSFR + 3.00%, 8.350%, 11/22/29 (1)	1,065	1,064
USI, FRN, 3M TSFR + 3.25%, 8.600%, 9/27/30 (1)	750	750
		15,868
Food 0.9%
Chobani, FRN, 1M TSFR + 3.75%, 9.080%, 10/25/27	207	207
Primary Products Finance, FRN, 3M TSFR + 3.50%, 8.920%, 4/1/29 (1)	364	363

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Simply Good Foods USA, FRN, 1M TSFR + 2.50%, 7.940%, 3/17/27 (1)	221	221
Triton Water Holdings, FRN, 3M TSFR + 4.00%, 3/31/28 (1)	105	103
Triton Water Holdings, FRN, 3M TSFR + 3.25%, 8.860%, 3/31/28	235	231
Woof Holdings, FRN, 3M TSFR + 3.75%, 9.360%, 12/21/27	107	87
		1,212
Gaming 2.1%
Aristocrat Technologies, FRN, 3M TSFR + 2.25%, 7.700%, 5/24/29	55	55
Caesars Entertainment, FRN, 3M TSFR + 2.75%, 8.041%, 2/6/31	500	499
Caesars Entertainment, FRN, 3M TSFR + 3.25%, 8.660%, 2/6/30	308	308
Great Canadian Gaming, FRN, 3M TSFR + 4.00%, 9.630%, 11/1/26	442	442
Light and Wonder International, FRN, 1M TSFR + 2.75%, 8.080%, 4/14/29	315	315
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 9.600%, 8/1/30 (1)	380	380
Playtika Holding, FRN, 1M TSFR + 2.75%, 8.200%, 3/13/28	85	84
Spectacle Gary Holdings, FRN, 3M TSFR + 4.25%, 9.750%, 12/11/28	595	582
		2,665
Health Care 8.7%
Athenahealth Group, FRN, 1M TSFR + 3.25%, 8.580%, 2/15/29	1,172	1,161
Auris Luxembourg III, FRN, 6M TSFR + 3.75%, 9.620%, 2/27/26	457	453
Bausch & Lomb, FRN, 1M TSFR + 3.25%, 8.680%, 5/10/27	194	192
Ceva Sante Animale, FRN, 3M TSFR + 4.25%, 9.620%, 11/1/30 (1)	125	125
Emerald TopCo, FRN, 1M TSFR + 3.50%, 8.950%, 7/24/26 (1)	54	54
Gainwell Acquisition, FRN, 3M TSFR + 4.00%, 9.450%, 10/1/27	606	576
Heartland Dental, FRN, 1M TSFR + 5.00%, 10.340%, 4/28/28	557	557
ICON Luxembourg, FRN, 3M TSFR + 2.25%, 7.860%, 7/3/28	132	132
IVC Acquisition, FRN, 3M TSFR + 5.50%, 10.890%, 12/6/28	140	140
LifePoint Health, FRN, 3M TSFR + 5.50%, 11.090%, 11/16/28	490	490
MED ParentCo, FRN, 1M TSFR + 4.25%, 9.700%, 8/31/26	289	286
Medline Borrower, FRN, 1M TSFR + 3.00%, 8.450%, 10/23/28	1,966	1,966
Parexel International, FRN, 1M TSFR + 3.25%, 8.700%, 11/15/28	1,004	1,003
PRA Health Sciences, FRN, 3M TSFR + 2.25%, 7.860%, 7/3/28	33	33
Press Ganey Holdings, FRN, 1M TSFR + 3.75%, 9.180%, 7/24/26	89	89
Press Ganey Holdings, FRN, 1M TSFR + 3.75%, 9.200%, 7/24/26 (1)	313	310
Project Ruby Ultimate Parent, FRN, 1M TSFR + 3.25%, 8.700%, 3/10/28	213	212
SAM Bidco SAS, FRN, 3M TSFR + 4.75%, 10.110%, 12/13/27	205	205
Select Medical, FRN, 1M TSFR + 3.00%, 8.330%, 3/6/27	173	172
Southern Veterinary Partners, FRN, 1M TSFR + 7.75%, 13.180%, 10/5/28	64	64
Star Parent, FRN, 3M TSFR + 4.00%, 9.350%, 9/27/30	650	641
Summit Behavioral Healthcare, FRN, 1M TSFR + 4.75%, 11/24/28 (1)	28	28
Sunshine Luxembourg VII, FRN, 3M TSFR + 3.50%, 8.950%, 10/1/26	726	727
Surgery Center Holdings, FRN, 1M TSFR + 3.50%, 8.830%, 12/19/30	851	851
Waystar Technologies, FRN, 1M TSFR + 4.00%, 9.320%, 10/22/29	639	639
		11,106
Industrial - Other 0.2%
Touchdown Acquirer, FRN, 3M TSFR + 4.00%, 2/7/31 (1)(2)	168	168

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Touchdown Acquirer, FRN, 2/7/31 (1)(2)	37	37
		205
Information Technology 14.4%
Applied Systems, FRN, 3M TSFR + 5.25%, 2/23/32 (1)	1,375	1,406
Applied Systems, FRN, 1M TSFR + 3.50%, 8.820%, 2/24/31	1,591	1,596
AppLovin, FRN, 1M TSFR + 3.10%, 8.430%, 10/25/28	424	424
Banff Merger Sub, FRN, 1M TSFR + 4.25%, 9.580%, 12/29/28 (1)	2,018	2,023
Central Parent, FRN, 3M TSFR + 4.00%, 9.350%, 7/6/29	1,290	1,292
Cloud Software Group, FRN, 3M TSFR + 4.50%, 9.950%, 3/30/29	1,699	1,683
ConnectWise, FRN, 3M TSFR + 3.50%, 9.110%, 9/29/28	225	224
Conservice Midco, FRN, 1M TSFR + 4.00%, 5/13/27 (1)	150	150
Cvent, FRN, 3M TSFR + 3.75%, 9.100%, 6/17/30	379	378
Delta TopCo, FRN, 6M TSFR + 3.75%, 9.120%, 12/1/27 (1)	224	224
Delta TopCo, FRN, 3M TSFR + 7.25%, 12.620%, 12/1/28	411	410
ECI Macola Max Holding, FRN, 3M TSFR + 3.75%, 9.360%, 11/9/27	417	417
Epicor Software, FRN, 1M TSFR + 3.25%, 8.700%, 7/30/27 (1)	2,053	2,057
Epicor Software, FRN, 1M TSFR + 3.75%, 9.080%, 7/30/27	135	136
Gen Digital, FRN, 1M TSFR + 1.75%, 6.930%, 9/10/27	233	231
Go Daddy Operating Company, FRN, 1M TSFR + 2.00%, 7.330%, 11/9/29	228	228
Infinite Bidco, FRN, 3M TSFR + 7.00%, 12.330%, 3/2/29	300	250
McAfee, FRN, 1M TSFR + 3.75%, 9.200%, 3/1/29	930	925
MH Sub I, FRN, 1M TSFR + 4.25%, 9.580%, 5/3/28	155	152
MH Sub I, FRN, 1M TSFR + 6.25%, 11.576%, 2/23/29	125	120
Mosel Bidco, FRN, 3M TSFR + 4.75%, 10.100%, 9/16/30 (2)	90	90
Proofpoint, FRN, 1M TSFR + 6.25%, 11.700%, 8/31/29 (1)	250	249
RealPage, FRN, 1M TSFR + 3.00%, 8.450%, 4/24/28	950	923
RealPage, FRN, 1M TSFR + 6.50%, 11.950%, 4/23/29	560	555
Sophia, FRN, 1M TSFR + 3.50%, 8.820%, 10/8/29 (1)	395	395
Sophia, FRN, 1M TSFR + 3.50%, 8.930%, 10/7/27	1,120	1,119
Sophia, FRN, 1M TSFR + 4.25%, 9.580%, 10/7/27 (1)	228	228
Uber Technologies, FRN, 3M TSFR + 2.75%, 8.130%, 3/3/30	547	548
		18,433
Lodging 0.7%
Aimbridge Acquisition, FRN, 1M TSFR + 3.75%, 9.200%, 2/2/26	547	522
Aimbridge Acquisition, FRN, 1M TSFR + 4.75%, 10.200%, 2/2/26	283	273
Four Seasons Hotels, FRN, 3M TSFR + 2.00%, 7.330%, 11/30/29 (1)	55	54
		849
Manufacturing 3.8%
Engineered Machinery Holdings, FRN, 3M TSFR + 3.75%, 9.110%, 5/19/28	876	864
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 11.610%, 5/21/29 (2)	465	454
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%, 12.110%, 5/21/29 (2)	255	249
Filtration Group, FRN, 1M TSFR + 3.50%, 8.950%, 10/21/28	208	208
Filtration Group, FRN, 1M TSFR + 4.25%, 9.700%, 10/21/28 (1)	1,486	1,486
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.950%, 9/6/25 (1)	613	604
LTI Holdings, FRN, 1M TSFR + 4.75%, 10.200%, 7/24/26	301	296

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
LTI Holdings, FRN, 1M TSFR + 6.75%, 12.200%, 9/6/26	196	181
Pro Mach Group, FRN, 1M TSFR + 3.75%, 9.080%, 8/31/28	362	363
Watlow Electric Manufacturing, FRN, 3M TSFR + 3.75%, 9.330%, 3/2/28 (1)	106	106
		4,811
Metals & Mining 0.5%
Arsenal AIC Parent, FRN, 1M TSFR + 3.75%, 9.070%, 8/18/30 (1)	539	538
TMS International, FRN, 1M TSFR + 4.25%, 9.590%, 3/2/30	40	40
		578
Restaurants 1.6%
Dave & Buster's, FRN, 1M TSFR + 3.25%, 8.630%, 6/29/29 (1)	658	659
Fogo De Chao, FRN, 1M TSFR + 4.75%, 10.080%, 9/30/30	180	178
IRB Holding, FRN, 1M TSFR + 2.75%, 8.080%, 12/15/27	1,274	1,271
		2,108
Retail 0.4%
CNT Holdings l, FRN, 3M TSFR + 3.50%, 8.830%, 11/8/27	577	577
Satellites 1.0%
Iridium Satellite, FRN, 1M TSFR + 2.50%, 7.830%, 9/20/30	1,055	1,054
ViaSat, FRN, 1M TSFR + 4.50%, 9.960%, 5/30/30 (1)	235	230
		1,284
Services 10.6%
Advantage Sales & Marketing, FRN, 3M TSFR + 4.50%, 10.090%, 10/28/27	104	104
Albion Financing 3, FRN, 3M TSFR + 5.25%, 10.830%, 8/17/26	434	436
Allied Universal Holdco, FRN, 1M TSFR + 3.75%, 9.180%, 5/12/28	474	471
Allied Universal Holdco, FRN, 1M TSFR + 4.75%, 10.080%, 5/12/28 (1)	559	559
Anticimex International AB, FRN, 3M TSFR + 3.15%, 8.500%, 11/16/28	364	363
APFS Staffing Holdings, FRN, 1M TSFR + 4.00%, 9.330%, 12/29/28 (1)	85	84
Ascend Learning, FRN, 1M TSFR + 3.50%, 8.930%, 12/11/28	585	575
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.180%, 12/10/29 (1)	815	782
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.75%, 8.660%, 6/21/28 (EUR)	25	27
Crown Subsea Communications Holding, FRN, 3M TSFR + 4.75%, 10.070%, 1/30/31	255	256
Dayforce, FRN, 3M TSFR + 2.50%, 2/26/31 (1)(2)	248	247
Dun & Bradstreet, FRN, 1M TSFR + 2.75%, 8.070%, 1/18/29 (1)	249	249
EG Group, FRN, 3M TSFR + 4.25%, 9.990%, 3/31/26	3	2
EG Group, FRN, 3M EURIBOR + 7.00%, 10.930%, 4/30/27 (EUR)	175	176
EG Group, FRN, 3M TSFR + 5.50%, 11.240%, 2/7/28	250	245
Fugue Finance, FRN, 3M TSFR + 3.75%, 9.080%, 2/12/31	70	70
Fugue Finance, FRN, 3M TSFR + 4.00%, 9.390%, 1/31/28 (1)	94	94
GFL Environmental, FRN, 3M TSFR + 2.50%, 7.820%, 5/31/27	433	434
GTCR W Merger Sub, FRN, 1M TSFR + 3.00%, 8.326%, 1/31/31	1,355	1,359
Homeserve USA Holding, FRN, 1M TSFR + 3.00%, 8.340%, 10/21/30	185	185
Mermaid BidCo, FRN, 3M TSFR + 4.25%, 9.630%, 12/22/27 (2)	313	313
Project Boost Purchaser, FRN, 1M TSFR + 3.50%, 8.950%, 5/30/26 (1)	498	497
Project Boost Purchaser, FRN, 1M TSFR + 3.50%, 8.950%, 6/1/26 (1)	140	140
Renaissance Holding, FRN, 1M TSFR + 4.25%, 9.570%, 4/5/30 (1)	813	810

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ultimate Software Group, FRN, 3M TSFR + 3.50%, 8.820%, 2/10/31 (1)	1,961	1,962
Ultimate Software Group, FRN, 3M TSFR + 5.25%, 10.680%, 5/3/27	2,134	2,152
USIC Holdings, FRN, 3M TSFR + 3.50%, 9.110%, 5/12/28	203	201
USIC Holdings, FRN, 3M TSFR + 6.50%, 12.110%, 5/14/29	130	128
Vertical US Newco, FRN, 6M TSFR + 3.50%, 9.080%, 7/30/27 (1)	484	484
Wood Mackenzie, FRN, 3M TSFR + 3.50%, 8.820%, 1/31/31 (1)	225	225
		13,630
Utilities 2.9%
Brookfield WEC Holdings, FRN, 1M TSFR + 2.75%, 8.070%, 1/27/31	825	822
Exgen Renewables IV, FRN, 3M TSFR + 2.50%, 8.150%, 12/15/27	547	544
Generation Bridge Northeast, FRN, 1M TSFR + 4.25%, 9.580%, 8/22/29	210	211
Innio Group, FRN, 3M TSFR + 4.25%, 9.564%, 11/2/28	100	100
PG&E, FRN, 1M TSFR + 3.00%, 7.830%, 6/23/27	215	215
Pike, FRN, 1M TSFR + 3.00%, 8.450%, 1/21/28	315	315
Talen Energy Supply, FRN, 3M TSFR + 4.50%, 9.870%, 5/17/30	272	273
Talen Energy Supply, FRN, 3M TSFR + 4.50%, 9.870%, 5/17/30 (1)	531	532
TerraForm Power Operating, FRN, 3M TSFR + 2.50%, 7.950%, 5/21/29	714	709
		3,721
Wireless Communications 2.6%
Asurion, FRN, 1M TSFR + 3.25%, 8.700%, 12/23/26	64	64
Asurion, FRN, 1M TSFR + 3.25%, 8.700%, 7/31/27	105	103
Asurion, FRN, 1M TSFR + 4.00%, 9.430%, 8/19/28	203	202
Asurion, FRN, 1M TSFR + 4.25%, 9.680%, 8/19/28	582	578
Asurion, FRN, 1M TSFR + 5.25%, 10.700%, 1/31/28	910	867
Asurion, FRN, 1M TSFR + 5.25%, 10.700%, 1/20/29	1,505	1,417
CCI Buyer, FRN, 3M TSFR + 4.00%, 9.350%, 12/17/27	89	88
		3,319
Total Bank Loans (Cost $109,853)		110,434
CORPORATE BONDS 10.6%
Aerospace & Defense 0.1%
TransDigm, 6.75%, 8/15/28 (3)	170	172
		172
Airlines 0.1%
Mileage Plus Holdings, 6.50%, 6/20/27 (3)	105	105
		105
Automotive 1.7%
Adient Global Holdings, 4.875%, 8/15/26 (3)	200	194
Ford Motor Credit, 4.063%, 11/1/24	200	197
Ford Motor Credit, FRN, SOFR + 2.95%, 8.261%, 3/6/26	410	422
Rivian Holdings, FRN, 6M USD LIBOR + 5.63%, 11.493%, 10/15/26 (3)	1,344	1,280
Wand NewCo 3, 7.625%, 1/30/32 (3)	90	92
		2,185

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Banking 0.1%
Morgan Stanley, FRN, SOFR + 1.17%, 6.496%, 4/17/25	135	135
		135
Broadcasting 0.4%
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (3)	85	80
Neptune Bidco, 9.29%, 4/15/29 (3)	75	70
Townsquare Media, 6.875%, 2/1/26 (3)	139	134
Univision Communications, 8.00%, 8/15/28 (3)	225	226
		510
Cable Operators 1.0%
Altice Financing SA, 5.00%, 1/15/28 (3)	200	176
Altice Financing SA, 9.625%, 7/15/27 (3)	200	201
Altice France Holding SA, 10.50%, 5/15/27 (3)	430	273
CSC Holdings, 11.25%, 5/15/28 (3)	400	412
CSC Holdings, 11.75%, 1/31/29 (3)	200	209
		1,271
Chemicals 0.2%
Avient, 5.75%, 5/15/25 (3)	225	223
Kobe US Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00% PIK) (3)(4)	94	80
		303
Consumer Products 0.2%
Life Time, 8.00%, 4/15/26 (3)	200	202
		202
Energy 0.6%
NGL Energy Operating / NGL Energy Finance, 8.125%, 2/15/29 (3)	80	81
Seadrill Finance, 8.375%, 8/1/30 (3)	200	205
SilverBow Resources, FRN, 3M TSFR + 7.75%, 13.135%, 12/15/28 (3)	85	83
Tallgrass Energy Partners, 6.00%, 3/1/27 (3)	130	128
Transocean, 11.50%, 1/30/27 (3)	124	129
Venture Global LNG, 9.50%, 2/1/29 (3)	170	181
		807
Entertainment & Leisure 0.7%
Carnival, 7.00%, 8/15/29 (3)	120	124
Cedar Fair, 5.50%, 5/1/25 (3)	130	129
Cinemark USA, 5.875%, 3/15/26 (3)	230	227
Cinemark USA, 8.75%, 5/1/25 (3)	92	93
Live Nation Entertainment, 4.875%, 11/1/24 (3)	55	54
NCL, 8.125%, 1/15/29 (3)	99	104
NCL, 8.375%, 2/1/28 (3)	165	173
		904
Financial 1.9%
Acrisure, 10.125%, 8/1/26 (3)	315	328

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (3)	125	128
Alliant Holdings Intermediate, 6.75%, 10/15/27 (3)	235	227
Alliant Holdings Intermediate, 6.75%, 4/15/28 (3)	180	179
Assured Partners, 5.625%, 1/15/29 (3)	140	129
GTCR AP Finance, 8.00%, 5/15/27 (3)	180	180
Hub International, 7.25%, 6/15/30 (3)	395	402
Hub International, 7.375%, 1/31/32 (3)	115	115
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (3)	390	405
Jones Deslauriers Insurance Management, 10.50%, 12/15/30 (3)	170	177
Ryan Specialty Group, 4.375%, 2/1/30 (3)	145	134
		2,404
Health Care 0.6%
Bausch & Lomb Escrow, 8.375%, 10/1/28 (3)	110	115
CHS/Community Health Systems, 8.00%, 3/15/26 (3)	82	81
CHS/Community Health Systems, 8.00%, 12/15/27 (3)	165	158
HCA, 5.375%, 2/1/25	125	124
LifePoint Health, 11.00%, 10/15/30 (3)	228	241
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (3)	31	31
		750
Information Technology 0.3%
Boxer Parent, 9.125%, 3/1/26 (3)	25	25
Central Parent/CDK Global II/CDK Financing, 8.00%, 6/15/29 (3)	115	118
Cloud Software Group, 9.00%, 9/30/29 (3)	310	288
		431
Lodging 0.2%
Hilton Domestic Operating, 5.375%, 5/1/25 (3)	205	205
Park Intermediate Holdings/ PK Domestic Property/ PK Finance Co-Issuer, 7.50%, 6/1/25 (3)	90	90
		295
Manufacturing 0.2%
Sensata Technologies, 5.00%, 10/1/25 (3)	210	207
		207
Real Estate Investment Trust Securities 0.1%
Service Properties Trust, 8.625%, 11/15/31 (3)	90	95
		95
Satellites 0.2%
Connect Finco /Connect US Finco, 6.75%, 10/1/26 (3)	225	221
		221
Services 1.1%
Allied Universal Holdco, 6.625%, 7/15/26 (3)	280	279
Allied Universal Holdco, 7.875%, 2/15/31 (3)	102	101
Allied Universal Holdco/Allied Universal Finance, 9.75%, 7/15/27 (3)	185	184

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
eG Global Finance, 12.00%, 11/30/28 (3)	200	209
GTCR W-2 Merger Sub, 7.50%, 1/15/31 (3)	200	208
Sabre GLBL, 11.25%, 12/15/27 (3)	185	174
UKG, 6.875%, 2/1/31 (3)	260	263
		1,418
Telephones 0.2%
Verizon Communications, FRN, SOFRINDX + 0.79%, 6.14%, 3/20/26	175	176
Verizon Communications, FRN, 3M TSFR + 1.36%, 6.669%, 5/15/25	120	121
		297
Utilities 0.6%
Talen Energy Supply, 8.625%, 6/1/30 (3)	100	105
Vistra, VR, 8.00%, (3)(5)(6)	176	176
Vistra, VR, 8.875%, (3)(5)(6)	265	269
Vistra Operations, 4.875%, 5/13/24 (3)	45	45
Vistra Operations, 5.125%, 5/13/25 (3)	210	208
		803
Wireless Communications 0.1%
Sprint, 7.125%, 6/15/24	105	105
		105
Total Corporate Bonds (Cost $13,477)		13,620
SHORT-TERM INVESTMENTS 8.8%
Money Market Funds 8.8%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8)	11,258	11,258
Total Short-Term Investments (Cost $11,258)		11,258
Total Investments in Securities 105.5% of Net Assets (Cost $134,588)		$135,312
Other Assets Less Liabilities (5.5%)		(7,066)
Net Assets 100.0%		$128,246

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this loan is unsettled as of February 29, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(2)	Level 3 in fair value hierarchy.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $12,340 and represents 9.6% of net assets.
(4)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6)	Perpetual security with no stated maturity date.
(7)	Seven-day yield

T. ROWE PRICE FLOATING RATE ETF

(8)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
6M USD LIBOR	Six month USD LIBOR (London interbank offered rate)
EUR	Euro
EURIBOR	The Euro interbank offered rate
FRN	Floating Rate Note
PIK	Payment-in-kind
SOFR	Secured overnight financing rate
SOFRINDX	SOFR (Secured overnight financing rate) Index
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
SWAPS 0.1%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.1%
Total Return Swaps 0.1%
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans At Maturity, Pay Variable 5.310% (USD SOFR) Quarterly, 6/20/24	350	15	—	15
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans At Maturity, Pay Variable 5.310% (USD SOFR) Quarterly, 3/20/24	1,015	38	—	38
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans At Maturity, Pay Variable 5.310% (USD SOFR) Quarterly, 3/20/24	985	35	—	35
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans At Maturity, Pay Variable 5.310% (USD SOFR) Quarterly, 9/20/24	485	9	—	9
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans At Maturity, Pay Variable 5.310% (USD SOFR) Quarterly, 6/20/24	485	9	—	9
Total Bilateral Total Return Swaps			—	106
Total Bilateral Swaps			—	106

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street Bank London	5/24/24	USD	313	EUR	289	$(1)
Net unrealized gain (loss) on open forward currency exchange contracts						$(1)

T. ROWE PRICE FLOATING RATE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$381
Totals	$—#	$—	$381+

Supplementary Investment Schedule
Affiliate	Value 5/31/23	Purchase Cost	Sales Cost	Value 2/29/24
T. Rowe Price Government Reserve Fund	$1,751	¤	¤	$11,258
	Total			$11,258^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $381 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $11,258.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Floating Rate ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE FLOATING RATE ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$—	$13,620	$—	$13,620
Bank Loans	—	108,307	2,127	110,434
Short-Term Investments	11,258	—	—	11,258
Total Securities	11,258	121,927	2,127	135,312
Swaps	—	106	—	106
Total	$11,258	$122,033	$2,127	$135,418
Liabilities
Forward Currency Exchange Contracts	$—	$1	$—	$1
Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 29, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 29, 2024, totaled $23,000 for the period ended February 29, 2024. During the period, transfers into level 3 resulted from a lack of observable market data for the security and transfers out of level 3 were because observable market data became available for the security.
($000s)	Beginning Balance 5/31/23	Gain (Loss) During Period	Total Purchases	Total Sales	Transfer Into Level 3	Transfer Out of Level 3	Ending Balance 2/29/24
Investment in Securities
Bank Loans	$538	$26	$1,824	$(131)	$95	$(225)	$2,127
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

T. ROWE PRICE FLOATING RATE ETF

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF1047-054Q3
02/24